Contract liabilities	12 Months Ended
Dec. 31, 2024
Contract liabilities [Abstract]
Contract liabilities

9. Contract liabilities

The Company has recognized the following revenue-related contract liabilities:

	December 31, 2024	December 31, 2023
	US$	US$
Contract liabilities	93,947	9,865

The movement of contract liabilities for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
	US$	US$
Balance as of beginning	9,865	73,833
Additions (cash received or amounts billed in advance)	144,866	239,658
Transferred to revenue during the year	(55,703)	(304,097)
Foreign currency translation adjustment	(5,081)	471
Ending balance	93,947	9,865

Contract liabilities represent payments received in advance of performance under the contract. During the year ended December 31, 2024, the Company recognized revenue of US$9,865 that was included in the beginning balance of the contract liability as of January 1, 2024.